Financial Instruments - Fair Value of Financial Instruments Not Measured at Fair Value but for which Fair Value is Disclosed (Detail) - TWD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 2,942,675.9	$ 2,023,905.5
Financial liabilities	1,963,763.8	1,768,812.2
Financial assets at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	190,567.8	145,960.6
Financial assets at amortised cost, class [member] | Corporate bonds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	171,980.2	113,785.4
Financial assets at amortised cost, class [member] | Commercial paper [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	14,208.1	18,371.7
Financial assets at amortised cost, class [member] | Government Bonds Agency Bonds [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,379.5	13,803.5
Financial liabilities at amortised cost [member] | Bonds payable including long-term liabilities-current portion) [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	983,752.5	920,897.5
Level 1 [member] | Financial assets at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,353.4	2,751.9
Level 1 [member] | Financial assets at amortised cost, class [member] | Government Bonds Agency Bonds [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,353.4	2,751.9
Not measured at fair value but for which the fair value is disclosed [member] | Financial assets at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	191,094.6	145,884.9
Not measured at fair value but for which the fair value is disclosed [member] | Financial assets at amortised cost, class [member] | Corporate bonds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	172,518.5	113,694.4
Not measured at fair value but for which the fair value is disclosed [member] | Financial assets at amortised cost, class [member] | Commercial paper [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	14,222.7	18,385.3
Not measured at fair value but for which the fair value is disclosed [member] | Financial assets at amortised cost, class [member] | Government Bonds Agency Bonds [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	4,353.4	13,805.2
Not measured at fair value but for which the fair value is disclosed [member] | Financial liabilities at amortised cost [member] | Bonds payable including long-term liabilities-current portion) [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	900,344.7	849,236.9
Not measured at fair value but for which the fair value is disclosed [member] | Level 2 [member] | Financial assets at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	186,741.2	143,133.0
Not measured at fair value but for which the fair value is disclosed [member] | Level 2 [member] | Financial assets at amortised cost, class [member] | Corporate bonds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	172,518.5	113,694.4
Not measured at fair value but for which the fair value is disclosed [member] | Level 2 [member] | Financial assets at amortised cost, class [member] | Commercial paper [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	14,222.7	18,385.3
Not measured at fair value but for which the fair value is disclosed [member] | Level 2 [member] | Financial assets at amortised cost, class [member] | Government Bonds Agency Bonds [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0.0	11,053.3
Not measured at fair value but for which the fair value is disclosed [member] | Level 2 [member] | Financial liabilities at amortised cost [member] | Bonds payable including long-term liabilities-current portion) [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	$ 900,344.7	$ 849,236.9